Tax matters - Deferred taxes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 26,719	$ 19,295	$ 21,340
Deferred tax liabilities	$ (2,270)	$ (1,690)	$ (3,440)
Deferred tax asset recovery period	10 years	10 years
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 2,902	$ 2,288
Non-deductible provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	2,305	2,444
Impairment losses on financial assets at amortized cost
Detail of deferred tax assets and liabilities
Deferred tax assets	11,971	8,620
Valuation of financial instruments
Detail of deferred tax assets and liabilities
Deferred tax assets	2,908
Net operating losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets		1
Capital losses carryforwards
Detail of deferred tax assets and liabilities
Deferred tax assets	2,129	2,333
Labor provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	1,482	1,238
Deferred tax liabilities	(738)
Fees and interest collected in advance
Detail of deferred tax assets and liabilities
Deferred tax assets	2,703	1,299
Foreign exchange rate derivatives
Detail of deferred tax assets and liabilities
Deferred tax assets	319	1,072
Unrealized gains (losses) on financial instruments
Detail of deferred tax assets and liabilities
Deferred tax liabilities		(517)
Prepayments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(1,188)	(1,022)
Other
Detail of deferred tax assets and liabilities
Deferred tax liabilities	$ (344)	$ (151)